Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
November 30, 2022
MED-NPRT3-0123
1.810676.118
Common Stocks - 95.6%
	Shares	Value ($)
Food & Staples Retailing - 0.5%
Drug Retail - 0.5%
Walgreens Boots Alliance, Inc.	224,300	9,308,450
Health Care Providers & Services - 93.9%
Health Care Distributors & Services - 7.2%
AmerisourceBergen Corp.	420,300	71,741,007
McKesson Corp.	154,700	59,045,896
		130,786,903
Health Care Facilities - 12.5%
Acadia Healthcare Co., Inc. (a)	314,500	28,009,370
Brookdale Senior Living, Inc. (a)	4,079,900	12,851,685
Encompass Health Corp.	389,700	22,789,656
HCA Holdings, Inc.	325,800	78,263,676
Surgery Partners, Inc. (a)(b)	1,287,588	36,451,616
Tenet Healthcare Corp. (a)	610,800	28,206,744
U.S. Physical Therapy, Inc. (b)	180,300	15,579,723
Universal Health Services, Inc. Class B	34,000	4,448,900
		226,601,370
Health Care Services - 24.1%
agilon health, Inc. (a)(b)	1,961,600	34,445,696
Amedisys, Inc. (a)	24,300	2,213,487
Andlauer Healthcare Group, Inc.	184,939	7,149,261
Chemed Corp.	41,900	21,788,000
Cigna Corp.	475,072	156,246,430
CVS Health Corp.	839,270	85,504,828
DaVita HealthCare Partners, Inc. (a)	75,500	5,566,615
Enhabit Home Health & Hospice (a)	870,550	12,457,571
Guardant Health, Inc. (a)	144,600	7,568,364
Laboratory Corp. of America Holdings	34,700	8,352,290
LHC Group, Inc. (a)	71,396	11,666,820
LifeStance Health Group, Inc. (a)(b)	3,206,550	16,321,340
Oak Street Health, Inc. (a)(b)	824,627	17,828,436
Option Care Health, Inc. (a)(b)	1,245,132	37,490,925
Privia Health Group, Inc. (a)(b)	570,500	13,652,065
		438,252,128
Managed Health Care - 50.1%
Alignment Healthcare, Inc. (a)	738,996	9,828,647
Centene Corp. (a)	1,382,684	120,362,642
Elevance Health, Inc.	162,802	86,760,442
HealthEquity, Inc. (a)	403,100	25,588,788
Humana, Inc.	258,700	142,259,130
Molina Healthcare, Inc. (a)	256,200	86,280,474
UnitedHealth Group, Inc.	803,350	440,042,994
		911,123,117
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,706,763,518
Health Care Technology - 1.2%
Health Care Technology - 1.2%
Evolent Health, Inc. (a)	368,800	10,617,752
Phreesia, Inc. (a)	384,835	10,706,110
		21,323,862
TOTAL COMMON STOCKS (Cost $974,373,092)		1,737,395,830

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Aledade, Inc.:
Series B1(a)(c)(d)	52,232	2,508,703
Series E1(c)(d)	40,149	1,928,356
		4,437,059
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(e)	69,639	1,210,326

TOTAL PREFERRED STOCKS (Cost $6,021,044)		5,647,385

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f)	65,931,297	65,944,483
Fidelity Securities Lending Cash Central Fund 3.86% (f)(g)	48,459,498	48,464,344
TOTAL MONEY MARKET FUNDS (Cost $114,408,827)		114,408,827

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,094,802,963)	1,857,452,042
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(39,507,403)
NET ASSETS - 100.0%	1,817,944,639

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,647,385 or 0.3% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,000,000

Aledade, Inc. Series E1	5/20/22	1,999,998

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	2,021,046

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,067,186	430,689,651	365,812,354	583,745	-	-	65,944,483	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	47,754,630	363,347,580	362,637,866	209,179	-	-	48,464,344	0.1%
Total	48,821,816	794,037,231	728,450,220	792,924	-	-	114,408,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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